Recoverable Taxes	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Recoverable Taxes
11	Recoverable Taxes
As of December 31, 2021 recoverable taxes consisted of:

	2021	2020
Income tax and social contribution recoverable	2,643	208
Other recoverable taxes	509	484

Recoverable Taxes	3,152	692

Recoverable taxes consist mainly of income taxes charged on taxable income in Brazil and Chile and paid in advance. The corresponding tax liabilities are included under taxes payable (note 16).